Off-balance-sheet exposures - Narrative (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Other assets | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 413,251	€ 398,243
Other assets | Next 12 months | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	274	302
Other assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	18,447	8,528
Other assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	210	174
Impaired assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	1,471	1,526
Impaired assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	€ 214	€ 226